Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 29, 2022
Entity Registrant Name	dei_EntityRegistrantName	Milliman Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 05, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 05, 2022
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated December 5, 2022 to the Prospectus dated April 29, 2022 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - June/Dec

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - June/Dec

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds’ Prospectus.

The current Outcome Period for each Fund will end and, simultaneously, a new Outcome Period will commence on December 12, 2022 (the “New Outcome Period”). As of December 5, 2022, the estimated ranges of each Fund’s Par Up Rate for the New Outcome Period are available on the Funds’ website at https://millimanfunds.com/trending-rates, and will be updated on a daily basis. Milliman Financial Risk Management LLC, the Funds’ investment adviser (“Milliman”), will not calculate the definitive rate applicable to each Fund’s New Outcome Period until the commencement of such Fund’s New Outcome Period (the “actual rate”), which will be based on (i) evaluation by Milliman of prevailing market conditions on the first day of the New Outcome Period, and (ii) the total number of long call options contracts on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio and the Put Spread Strategy). Accordingly, there is no guarantee that any actual rate will fall within the estimated ranges posted on the Funds’ website on any given day.

Investors should retain this supplement for future reference.